MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Global Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML Total Return Bond Fund
Supplement dated July 29, 2025 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information beginning on page B-57 under the heading Principal Officers in the section titled Management of the Trust:

Brian Pelkola	Vice President of the Trust
1295 State Street
Springfield, MA 01111-0001
Year of birth: 1984
Officer of the Trust since 2025
Officer of 84 portfolios in fund complex

Director of Product Management (since 2025), Senior Product Manager (2022-2025), MML Advisers; Director of Product Management (since 2025), Senior Product Manager (2022-2025), MassMutual; Senior Fund Administration Supervisor (2020-2022) Massachusetts Financial Services Company; Vice President (since 2025), MassMutual Select Funds (open-end investment company); Vice President (since 2025), MassMutual Premier Funds (open-end investment company); Vice President (since 2025), MassMutual Advantage Funds (open-end investment company); Vice President (since 2025), MML Series Investment Fund (open-end investment company); Vice President (since 2025), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLSAI-25-02

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
Supplement dated July 29, 2025 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the following information supplements the information beginning on page B-61 under the heading Principal Officers in the section titled Management of the Trust:

Brian Pelkola	Vice President of the Trust
1295 State Street
Springfield, MA 01111-0001
Year of birth: 1984
Officer of the Trust since 2025
Officer of 84 portfolios in fund complex

Director of Product Management (since 2025), Senior Product Manager (2022-2025), MML Advisers; Director of Product Management (since 2025), Senior Product Manager (2022-2025), MassMutual; Senior Fund Administration Supervisor (2020-2022) Massachusetts Financial Services Company; Vice President (since 2025), MassMutual Select Funds (open-end investment company); Vice President (since 2025), MassMutual Premier Funds (open-end investment company); Vice President (since 2025), MassMutual Advantage Funds (open-end investment company); Vice President (since 2025), MML Series Investment Fund (open-end investment company); Vice President (since 2025), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLSAI-25-01